UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2006

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Alison Hill
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Alison Hill	Memphis, Tennessee		11/01/2006

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	98
Form 13F Information Table Value Total:	215960

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE VOTING AUTHORITY NAME OF ISSUER	TITLE OF CLASS	CUSIP
VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Aluminum Corp China Sponsored ADR 022276109 207	3250SH	Sole 3250 0
Asiapharm Group Ltd Common G06219102 4404 13188000SH Sole 13188000 0
Asiapharm Group Ltd Common G06219102 776 2325000SH Other 01 0 2325000
Chaoda Modern Agric Common G2046Q107 18454 30154920SH Sole 30154920 0
Chaoda Modern Agric Common G2046Q107 3329 5440000SH Other 01 0 5440000
Chevrontexaco Common 166764100 616 9506SH Sole 9506 0
China Agritech Common 16937A101	147 42419SH Sole 42419 0
China BAK Battery Common 16936Y100 67 10000SH Sole 10000 0
China Biotics Inc Common 16937B109 4726	907240SH Sole 907240 0
China Digital Wirel Common 169383106 47 395354SH Sole 395354 0
China Grentech Corp Common 16938P107 258 25000SH Sole 25000 0
China Life Insurance Sponsored ADR 16939P106 439 5625SH Sole 5625 0
China Medical Technologies Sponsored ADR 169483104 786 34000SH Sole 34000 0
China Mobile Ltd Sponsored ADR 16941M109 777 22000SH Sole 22000	0
China Natural Gas Common 168910107 289 101500SH Sole 101500 0
China Netcom Group Sponsored ADR 16940Q101 501 14000SH Sole 14000 0
China Petroleum & Chemical Sponsored ADR 16941R108 309 5000SH Sole 5000	0
China Security & Sur Common G21161107 5078 758000SH Sole 758000	0
China Techfaith Wire Sponsored ADR 169424108 159 20000SH Sole 20000 0
China Telecom Corp Sponsored ADR 169426103 614 17000SH Sole 17000 0
China Unicom Ltd. Sponsored ADR	16945R104 97 10000SH Sole 10000	0
Cia Brasileira De Petro Common P25687115 22149 2795600SH Sole 2795600 0
Cia Brasileira De Petro Common P25687115 4062 512800SH Other 01 0 512800
CNOOC Ltd Sponsored ADR	126132109 416 5000SH Sole 5000 0
Coca Cola Corporation Common 191216100 214 4800SH Sole 4800 0
Colgate-Palmolive Confs Common 194162103 223 3600SH Sole 3600 0
Comtech Group Common 205821200 149 10000SH Sole 10000 0
Cornerstone Inds Common	21924X106 41 123000SH Sole 123000 0
Daqing Petroleum Andchemi Common G2656D107 8614	162535000SH Sole 162535000 0
Daqing Petroleum Andchemi Common G2656D107 1512	28540000SH Other 0 28540000
Dnb Nor Asa Common R1812S105 23270 1898580SH Sole 1898580 0
Dnb Nor Asa Common R1812S105 4073 332300SH Other 01 0 332300
Eiker Sparebank Asa Common R1984E108 435 16685SH Sole 16685 0
Eiker Sparebank Asa Common R1984E108 62	2400SH Other 01 0 2400
Enerchina Holdings Ltd Common G30392131 1277 26065400SH Sole 26065400 0
Enerchina Holdings Ltd Common G30392131 240 4918000SH Other 01 0 4918000
Eternal Technologies Group Common 297903106 126	265000SH Sole 265000 0
Exxon Mobil Corporation Common 30231G102 879 13108SH Sole 13108	0
Far East Energy Corp Common 307325100 251 220350SH Sole	220350 0
Fushi Intl Inc Common 36113C101 6419 1913781SH Sole 1913781 0
Fushi Intl Inc Common 36113C101 1146 158161SH Other 01 0 158161
General Electric Common	369604103 579 16425SH Sole 16425 0
Guangdong Nan Yue Common Y2930Z106 5183	11123000SH Sole 11123000 0
Guangdong Nan Yue Common Y2930Z106 920 1975000SH Other 01 0 1975000
Guangshen Railway Co Sponsored ADR 40065W107 215 10000SH Sole 10000 0
Heng Tai Consumablesgroup Common G44035106 8317	100213000SH Sole 100213000 0
Heng Tai Consumablesgroup Common G44035106 1452	17497214SH Other 01 0 17497214
Huaneng Power Intl Sponsored ADR 443304100 310 10750SH Sole 10750 0
Hurray Holding Co Sponsored ADR	447773102 437 70000SH Sole 70000 0
International Business Ma Common 459200101 1152	14068SH Sole 14068 0
International Displayworks Common 459412102 207	32500SH Sole 32500 0
Kongzhong Corp Sponsored ADR 50047P104 145 20000SH Sole 20000 0
Linktone Ltd Sponsored ADR 535925101 359 70000SH Sole 70000 0
Murphy Oil Corp Common 626717102 380 8000SH Sole 8000 0
Orkla A/S Nok25 Common R67787102 228 4800SH Sole 4800 0
PacificNet Inc Common 69511V207	214 42800SH Sole 42800 0
People S Food Holdings Common G7000R108 8290 12174300SH Sole 12174300 0
People S Food Holdings Common G7000R108 1481 2175000SH Other 01 0 2175000
Petrochina Sponsored ADR 71646E100 7507	69750SH Sole 69750 0
Petrochina Sponsored ADR 71646E100 1874	17408SH Other 01 0 17408
Puda Coal Inc Common 744674201 146 39400SH Sole 39400 0
Qiao Xing Universal Telephone Common G7303A109 495 35000SH Sole 35000 0
Quiktrak 20 C Fpo Common Q79562114 153 1049459SH Sole 1049459 0
S1 Corporation Common Y75435100 11166 286820SH Sole 286820 0
S1 Corporation Common Y75435100 2285 58700SH Other 01 0 58700
Sandnes Sparebank Common R74676108 509 16600SH Sole 16600 0
Sandnes Sparebank Common R74676108 69 1300SH Other 01 0	1300
Semiconductor Co Sponsored ADR 00507E107 393 46250SH Sole 46250	0
Shanda Interactive Entertain Sponsored ADR 81941Q203 150 10000SH Sole 10000 0
Singapore Reinsuranccorp Common	Y7996A101 2257 12542000SH Sole 12542000	0
Singapore Reinsuranccorp Common	Y7996A101 362 2013000SH Other 01 0 2013000
Sinolink Worldwide Hldgs Common	G8165B102 12797	56876800SH Sole 56876800 0
Sinolink Worldwide Hldgs Common	G8165B102 2439 10840000SH Other	01 0 10840000
Sinopec Shanghai Pet Sponsored ADR 82935M109 348 7000SH Sole 7000 0
Sinovac Biotech Ltd Common P8696W104 727 250800SH Sole 250800 0
Sohu.com Inc Sponsored ADR 83408W103 535 24315SH Sole 24315 0
Sparebanken Midt Norge Common R82401101 1762 149700SH Sole 149700 0
Sparebanken Midt Norge Common R82401101 284 24200SH Other 01 0 24200
Sparebanken Nord Norge Common R8288N106 2752 130954SH Sole 130954 0
Sparebanken Nord Norge Common R8288N106 380 18100SH Other 01 0 18100
Sparebanken Vest As Prima Common R8323C107 672 21800SH Sole 21800 0
Sparebanken Vest As Prima Common R8323C107 101 3300SH Other 01 0 3300
Sun New Media Common 86681W104 415 155000SH Sole 155000	0
Tenon Ltd Common Q8983K127 1825	890678SH Sole 890678 0
Tenon Ltd Common Q8983K127 273 133250SH Other 01 0 133250
THE9 Limited Sponsored ADR 88337K104 535 25000SH Sole 25000 0
Tim Participacoes Sponsored ADR	88706P106 6834 245400SH Sole 245400 0
Tim Participacoes Sponsored ADR	88706P106 980 35200SH Other 01 0 35200
Tom Online Inc Sponsored ADR 889729200 120 10000SH Sole 10000 0
Totens Sparebank Common	R92151100 1376 49050SH Sole 49050 0
Totens Sparebank Common	R92151100 218 7800SH Other 01 0 7800
Trustmark Corp Common 898402102	242 7708SH Sole 7708 0
United Food Holdings Common G9232V105 3744 23696500SH Sole 23696500 0
United Food Holdings Common G9232V105 635 4023700SH Other 01 0 4023700
United Technologies Common 913017109 582 9200SH Sole 9200 0
Wah Sang Gas Common G9419C128 0	34048000SH Sole 34048000 0
Wah Sang Gas Common G9419C128 0	6300000SH Other	01 0 6300000
Yanzhou Coal Mining Sponsored ADR 984846105 511	15000SH Sole 15000 0
        			215960